Filed electronically with the Securities and Exchange Commission on
                                 April 14, 2014

                                                              File No. 033-11802
                                                              File No. 811-05002

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |__|

                        Pre-Effective Amendment No.                     |__|
                       Post-Effective Amendment No. 94                  |X|
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                   |__|

                              Amendment No. 95                          |X|
                                            --


                             DWS Variable Series II
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-1000
                                                           --------------

                            John Millette, Secretary
                             DWS VARIABLE SERIES II
                                One Beacon Street
                                Boston, MA 02108
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

|__|     Immediately upon filing pursuant to paragraph (b)
|X|      On May 12, 2014 pursuant to paragraph (b)
|__|     60 days after filing pursuant to paragraph (a)(1)
|__|     On __________ pursuant to paragraph (a)(1)
|__|     75 days after filing pursuant to paragraph (a)(2)
|__|     On ______________ pursuant to paragraph (a)(2)
|__|     On _______________ pursuant to paragraph (a)(3) of Rule 485

         If appropriate, check the following box:

|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------


This post-effective amendment relates solely to the following series and classes of the registrant:

o DWS Risk Pilot Domestic VIP -- Class B (now known as DWS Risk Pilot VIP) o DWS Risk Pilot VIP -- Class B (now known as DWS Risk Pilot Discovery VIP)

This Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A for DWS Variable Series II (the "Trust") is being filed pursuant to paragraph
(b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act"), solely for the purpose of delaying until May 12, 2014 the effectiveness of Post-Effective Amendment No. 93 to the Trust's Registration Statement, which Amendment was filed with the Securities and Exchange Commission on March 14, 2014 (Accession No. 0000088053-14-000295) pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and has an effective date of April 15, 2014.

                               PART A - PROSPECTUS
                               -------------------

The Prospectus for DWS Risk Pilot Domestic VIP -- Class B and DWS Risk Pilot VIP -- Class B, both series of the Trust, is incorporated by reference to Part A of Post-Effective Amendment No. 91 to the Trust's Registration Statement filed on December 19, 2013 (Accession No. 0000088053-13-001423).

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for DWS Risk Pilot Domestic VIP -- Class B and DWS Risk Pilot VIP -- Class B, both series of the Trust, is incorporated by reference to Part B of Post-Effective Amendment No. 91 to the Trust's Registration Statement filed on December 19, 2013 (Accession No.
0000088053-13-001423).

                                     PART C

The Part C for DWS Risk Pilot Domestic VIP -- Class B and DWS Risk Pilot VIP -- Class B, series of the Trust, both series of the Trust, is incorporated by reference to Part C of Post-Effective Amendment No. 91 to the Trust's Registration Statement filed on December 19, 2013 (Accession No.
0000088053-13-001423).

This Post-Effective Amendment is not intended to update or amend any other Prospectuses or Statements of Additional Information of the Registrant's other series or classes.

                                   SIGNATURES
                                   ----------

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 9th day of April 2014.

                                                  DWS VARIABLE SERIES II

                                                   By:  /s/Brian E. Binder
                                                        --------------------
                                                       Brian E. Binder*
                                                       President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

 SIGNATURE                                  TITLE                                        DATE
 ---------                                  -----                                        ----

 /s/Brian E. Binder
 -------------------------------------
 Brian E. Binder*                           President                                    April 9, 2014

 /s/Paul H. Schubert
 -------------------------------------
 Paul H. Schubert                           Chief Financial Officer and Treasurer        April 9, 2014

 /s/John W. Ballantine
 -------------------------------------
 John W. Ballantine*                        Trustee                                      April 9, 2014

 /s/Henry P. Becton, Jr.
 -------------------------------------
 Henry P. Becton, Jr.*                      Trustee                                      April 9, 2014

  /s/Dawn-Marie Driscoll
 -------------------------------------
 Dawn-Marie Driscoll*                       Trustee                                      April 9, 2014

 /s/Keith R. Fox
 -------------------------------------
 Keith R. Fox*                              Trustee                                      April 9, 2014

 /s/Paul K. Freeman
 -------------------------------------
 Paul K. Freeman*                            Trustee                                     April 9, 2014

 /s/Kenneth C. Froewiss
 -------------------------------------
 Kenneth C. Froewiss*                       Chairperson and Trustee                      April 9, 2014

 /s/Richard J. Herring
 -------------------------------------
 Richard J. Herring*                        Trustee                                      April 9, 2014

 /s/William McClayton
 -------------------------------------
 William McClayton*                         Vice Chairperson and Trustee                 April 9, 2014

 /s/Rebecca W. Rimel
 -------------------------------------
 Rebecca W. Rimel*                          Trustee                                      April 9, 2014

 /s/William N. Searcy, Jr.
 -------------------------------------
 William N. Searcy, Jr.*                    Trustee                                      April 9, 2014





 /s/Jean Gleason Stromberg
 -------------------------------------
 Jean Gleason Stromberg*                    Trustee                                      April 9, 2014

 /s/Robert H. Wadsworth
 -------------------------------------
 Robert H. Wadsworth*                       Trustee                                      April 9, 2014


*By:     /s/Caroline Pearson
         ------------------------------
         Caroline Pearson**
         Chief Legal Officer

** Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post- Effective Amendment No. 91 to the Registration Statement filed on December 19, 2013; and as filed on May 1, 2008 in Post-Effective Amendment No. 63 to the Registration Statement.